Redeemable convertible preferred shares - Series C preferred shares (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 16, 2013	Dec. 31, 2017	Dec. 31, 2016
Redeemable convertible preferred shares
Proceeds from issuance of shares				$ 20,000
Conversion of preferred shares to Class A ordinary shares (in shares)			742,320
Series C Preferred Stock
Redeemable convertible preferred shares
Proceeds from issuance of shares		$ 13,000
Shares issued (in shares)		1,599,186
Price per share		$ 8.13
Conversion of preferred shares to Class A ordinary shares (in shares)	1,599,186